FINANCIAL INSTRUMENTS - Schedule of Interest Rate Swap Contracts Outstanding (Details) - FVTPL - Interest rate SWAP $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 852
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	852
Cash flow hedges | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Notional	15
Financial assets	$ 181
Cash flow hedges | Settlement 1 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.647%
Cash flow hedges | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 20
Financial assets	$ 245
Cash flow hedges | Settlement 3 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.566%
Cash flow hedges | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 25
Financial assets	$ 426
Cash flow hedges | Settlement 4 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.355%